Long-Term Debt - $172.5 Million Secured Loan Facility (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2014	Dec. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2014
$172.5 million loan facility
Long-Term Debt
Loan facility amount		$ 172.5	$ 172.5	$ 172.5	$ 172.5
$172.5 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.40%
Raquel Loan Facility [Member]
Long-Term Debt
Loan facility amount		$ 90.0
Interest margin percentage		2.00%
Minimum liquidity of Partnership			15.0
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining			1.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining			$ 1.5
Minimum book equity ratio for Partnership			30.00%
Raquel Loan Facility [Member] | First Three Years [Member]
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for first three years (in percent)			125.00%